ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations and Discontinued Operations [Abstract]
Net cash proceeds on divestiture

For the years ended December 31	2017	2016
Gross cash proceeds on divestiture
Veladero	$990	$—
Bald Mountain	—	423
Round Mountain	—	165
	$990	$588